Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 139,854	$ 244,241
Restricted cash – current (note 16)	36,429	22,326
Accounts receivable, including non-trade of $14,591 (2017 – $13,203)	25,732	24,054
Prepaid expenses	9,277	6,539
Vessels held for sale (note 15a)	28,482	33,671
Current portion of derivative assets (note 11)	1,453	1,078
Current portion of net investments in direct financing leases (note 6)	12,273	9,884
Advances to affiliates (notes 10b and 11)	5,163	7,300
Other current assets (note 2)	4,400	0
Total current assets	263,063	349,093
Restricted cash – long-term (note 16)	30,159	72,868
Vessels and equipment
At cost, less accumulated depreciation of $641,702 (2017 – $681,991)	1,463,438	1,416,381
Vessels related to capital leases, at cost, less accumulated depreciation of $55,158 (2017 – $25,883) (note 5a)	1,597,418	1,044,838
Advances on newbuilding contracts (note 10d)	172,248	444,493
Total vessels and equipment	3,233,104	2,905,712
Investments in and advances to equity-accounted joint ventures (note 7)	1,118,361	1,094,596
Net investments in direct financing leases (note 6)	565,423	486,106
Derivative assets (note 11)	19,164	6,172
Other assets (note 6)	9,148	8,043
Intangible assets – net	54,436	61,078
Goodwill – liquefied gas segment	35,631	35,631
Total assets	5,328,489	5,019,299
Current
Accounts payable	4,158	3,509
Accrued liabilities (notes 11 and 15b)	67,977	45,757
Unearned revenue (note 6)	23,080	25,873
Current portion of long-term debt (note 8)	155,261	552,404
Current obligations related to capital leases (note 5a)	81,149	106,946
Current portion of in-process contracts	1,803	7,946
Current portion of derivative liabilities (note 11)	12,224	79,139
Advances from affiliates (note 10b)	20,061	12,140
Total current liabilities	365,713	833,714
Long-term debt (note 8)	1,744,961	1,245,588
Long-term obligations related to capital leases (note 5a)	1,231,839	904,603
Other long-term liabilities (note 5b)	41,930	58,174
Derivative liabilities (note 11)	30,877	45,797
Total liabilities	3,415,320	3,087,876
Commitments and contingencies (notes 5, 8, 11 and 12)
Equity
Limited Partners - common units (79.7 million units and 79.6 million units issued and outstanding at September 30, 2018 and December 31, 2017, respectively)	1,510,650	1,539,248
Limited Partners - preferred units (11.8 million units issued and outstanding at September 30, 2018 and December 31, 2017)	285,159	285,159
General Partner	49,570	50,152
Accumulated other comprehensive income	18,158	4,479
Partners' equity	1,863,537	1,879,038
Non-controlling interest	49,632	52,385
Total equity	1,913,169	1,931,423
Total liabilities and total equity	$ 5,328,489	$ 5,019,299